BASIC AND DILUTED LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
BASIC AND DILUTED LOSS PER SHARE
BASIC AND DILUTED LOSS PER SHARE

14.BASIC AND DILUTED LOSS PER SHARE

Basic net loss per share is determined by dividing net loss by the weighted average shares of common stock outstanding during the period, without consideration of potentially dilutive securities, except for those shares that are issuable for little or no cash consideration. Diluted net loss per share is determined by dividing net loss by diluted weighted average shares outstanding. Diluted weighted average shares reflects the dilutive effect, if any, of potentially dilutive common shares, such as stock options and warrants calculated using the treasury stock method. In periods with reported net operating losses, all common stock options and warrants are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal.

The following potentially dilutive securities were excluded from the computation of earnings per share as of June 30, 2026 and 2025 because their effects would be anti-dilutive:

	June 30,
	2026	2025
Common stock warrants	753,811	89,007
Assumed conversion of preferred stock	908,862	—
Stock options	23,817	26,443
Total	1,686,490	115,450